SUBSEQUENT EVENTS TO DECEMBER 31, 2021 - Issuance of Loan Notes (Details) $ in Millions	Mar. 09, 2022 USD ($)	Mar. 09, 2022 ARS ($)	Dec. 31, 2021 USD ($)	Jan. 20, 2021
Financial Debt.
Interest rate on loans				4.00%
Notes Global Program
Financial Debt.
Maximum notes that can be issued			$ 3,000.0
Banco Santander Ro Loan
Financial Debt.
Principal amount		$ 3,500,000,000
Banco Santander Ro Loan | Fixed interest rate
Financial Debt.
Interest rate on loans	44.50%	44.50%
Series 12 Notes | Notes Global Program
Financial Debt.
Principal amount	$ 22.7	$ 2,458,000,000
Series 12 Notes | Notes Global Program | Fixed interest rate
Financial Debt.
Interest rate on loans	1.00%	1.00%
Series 13 Notes | Notes Global Program
Financial Debt.
Principal amount		$ 2,347,500,000
Series 13 Notes | Notes Global Program | Badlar plus spread rate
Financial Debt.
Floating interest rate	1.50%	1.50%